PLEASE  FILE THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  SUPPLEMENT  WITH YOUR
RECORDS.

                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HERITAGE MONEY FUND
                           STRONG HIGH-YIELD BOND FUND
                      STRONG HIGH-YIELD MUNICIPAL BOND FUND
                     STRONG INTERMEDIATE MUNICIPAL BOND FUND
                           STRONG INVESTORS MONEY FUND
                            STRONG MONEY MARKET FUND
                           STRONG MUNICIPAL BOND FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND
                   STRONG SHORT-TERM HIGH YIELD MUNICIPAL FUND
                      STRONG SHORT-TERM MUNICIPAL BOND FUND
                           STRONG TAX-FREE MONEY FUND
          STRONG ULTRA SHORT-TERM INCOME FUND (FORMERLY STRONG ULTRA SHORT FUND) STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND (FORMERLY STRONG MUNICIPAL ULTRA
                               SHORT FUND)
                         STRONG WISCONSIN TAX-FREE FUND

    Supplement to the Statement of Additional Information dated March 1, 2002

STRONG SHORT-TERM HIGH YIELD BOND FUND

Effective immediately, the Strong Short-Term High Yield Bond Fund section under Investment Policies and Techniques on page 10 is deleted and replaced with the following:

o Prior to March 1, 2002, under normal conditions, at least 65% of the Fund's total assets were invested in medium- and lower-quality debt obligations. Effective March 1, 2002, under normal conditions, at least 80% of the Fund's net assets will be invested in lower-quality bonds. Lower quality bonds are those rated in the fifth-highest category (E.G. bonds rated BB through C by S&P). The Fund will transition to its higher percentage of lower-quality bond holdings over a period of approximately four months from the effective date in an attempt to minimize any adverse effect on the Fund during this transition.
o The Fund may invest up to 25% of its net assets directly or indirectly in foreign securities.
o The Advisor may invest up to 100% of the Fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the Advisor determines that a temporary defensive position is advisable.
o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.

STRONG HIGH-YIELD MUNICIPAL BOND FUND
STRONG INTERMEDIATE MUNICIPAL BOND FUND
STRONG MUNICIPAL BOND FUND
STRONG SHORT-TERM MUNICIPAL BOND FUND

Effective May 3, 2002, the Strong High-Yield Municipal Bond, Strong Intermediate Municipal Bond, Strong Municipal Bond, and Strong Short-Term Municipal Bond Funds are subject to Non-Fundamental Operating Policy No. 9:

"Unless indicated otherwise below, the Fund may not: . . .
                  Make changes to the investment policy requiring a Fund with a name suggesting a focus on a particular type of investment, industry, country, or geographic region to invest, under normal conditions, a minimum percentage of the Fund's net assets, which for purposes of this policy includes borrowing for investment purposes, in that respective investment, industry, country, or geographic region without first giving 60-days advance notice to the Fund's shareholders."


STRONG MUNICIPAL BOND FUND

On April 19, 2002, Strong Municipal Bond Fund, Inc. ("Fund") obtained a jury verdict in Oklahoma federal district court in the Fund's favor awarding a rescission claim to the Fund in the approximate amount of $11,000,000 (excluding attorney's fees) against certain defendants on various municipal bonds purchased by the Fund known as the Oklahoma County, Oklahoma Finance Authority MFHR First Mortgage-Multiple Apartments Project, 7.125%, Due 4/01/28. The jury verdict covers most of these bonds purchased by the Fund, but excludes bonds not purchased from the defendants. The Fund is in the process of obtaining judgment on this jury verdict, but the Fund's litigation counsel has advised the Fund that the defendants are expected to contest the judgment and/or appeal the judgment. Until a final, non-appealable judgment is obtained by the Fund, the Fund considers it speculative to place any specific value on this jury award, and will not utilize this contingent receivable in calculating net asset value of the Fund.

STRONG INVESTORS MONEY FUND

On May 3, 2002, shareholders of the Strong Investors Money Fund approved the reorganization of the Fund into the Strong Money Market Fund, which was effective May 31, 2002. Therefore, all references to the Strong Investors Money Fund in the Statement of Information are deleted.

ALL FUNDS, EXCEPT THE MONEY MARKET FUNDS

Effective immediately, the following bullet point is added to each Fund's investment policies:

o The Fund may invest in shares of money market funds that the Advisor manages subject to certain conditions, including that the investment is otherwise compatible with the Fund's investment strategy and, under any conditions, does not in the aggregate exceed 25% of its net assets.

ALL FUNDS

The Regular Broker or Dealer Issuer table on page 70 is deleted and replaced with the following table:

Unless otherwise noted below, the Fund has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

REGULAR BROKER OR DEALER (OR PARENT) ISSUER                  VALUE OF SECURITIES OWNED AS OF OCTOBER 31, 2001

------------------------------------------------------------ ---------------------------------------------------------
Salomon Smith Barney, Inc.                                   $ 23,000,000 (Heritage Money)
Goldman, Sachs, & Company                                    $ 18,184,000 (Heritage Money)
Morgan Stanley Dean Witter & Company                         $  4,491,000 (Heritage Money)
Morgan Stanley Dean Witter & Company                         $  8,982,000 (Investors Money)
Credit Suisse First Boston Corporation                       $  7,055,000 (Investors Money)
Goldman, Sachs & Company                                     $  5,695,000 (Investors Money)
Salomon Smith Barney, Inc.                                   $  4,000,000 (Investors Money)
Credit Suisse First Boston Corporation                       $ 30,705,000 (Money Market)
Goldman, Sachs & Company                                     $ 26,076,000 (Money Market)
Morgan Stanley Dean Witter & Company                         $ 23,452,000 (Money Market)
Salomon Smith Barney, Inc.                                   $ 18,398,000 (Money Market)
Salomon Smith Barney, Inc.                                   $ 11,890,000 (Short-Term Bond)
J.P. Morgan Chase & Company                                  $ 38,022,000 (Ultra Short-Term Income)
Bear, Stearns & Company, Inc.                                $ 19,565,000 (Ultra Short-Term Income)
Salomon Smith Barney, Inc.                                   $  4,443,000 (Ultra Short-Term Income)

Effective immediately, the introductory paragraph of Appendix B - Asset Composition by Credit Ratings on page 115 is deleted and replaced with the following:

         For its fiscal year ended  October  31,  2001,  the Fund's  assets were invested in the credit categories shown below. Percentages are computed on a dollar-weighted basis and are an average of twelve monthly calculations for each Fund, except the Intermediate Municipal Bond Fund and the Wisconsin Tax-Free Fund, which are an average of three and seven monthly calculations, respectively. In cases where a security is rated in different categories by different rating agencies, the Fund or the Advisor may choose a convention of following the higher or lower rating for its securities.

Effective immediately, footnote (1) on page 118 of Appendix B - Asset Composition by Credit Ratings is deleted and replaced with the following:

         (1) The indicated percentages are based on the highest rating received from any one NRSRO; except that, for the Strong Short-Term High Yield Bond Fund, the Fund or Advisor may choose a convention of following the lower rating for all securities that are rated in different categories by different rating agencies.

Effective immediately, footnote (1) on page 116 of Appendix B - Asset Composition by Credit Ratings is deleted and replaced with the following:

         (1) The indicated percentages are based on the highest rating received from any one NRSRO; except that, for the Strong High-Yield Bond Fund, the Fund or Advisor may choose a convention of following the lower rating for all securities that are rated in different categories by different rating agencies.

Effective immediately, footnote (9) on page 41 of the Aggregate Compensation Table is deleted and replaced with the following:

         (9) The Strong Funds include 27 registered open-end management investment companies consisting of 64 mutual funds, including both the Strong Funds and the Strong Advisor Funds. Aggregate compensation includes the amount paid to the Directors by the Strong Funds during each of their most recently completed fiscal period.




The  date of this  Statement of  Additional  Information  Supplement  is May 31,
2002.